Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2015				$ 886,816	$ 155,948
Change in unrealized net capital gains and losses	$ 24,554				24,554
Net income	51,401			51,401
Change in unrealized foreign currency translation adjustments	1,138				1,138
Balance at Dec. 31, 2016	1,262,886	$ 2,500	$ 140,529	938,217	181,640
Change in unrealized net capital gains and losses	(66,210)				(66,210)
Net income	204,183			204,183
Change in unrealized foreign currency translation adjustments	2,409				2,409
Reclassification of tax effects due to change in accounting principle				(25,380)	25,380
Balance at Dec. 31, 2017	1,403,268	2,500	140,529	1,117,020	143,219
Change in unrealized net capital gains and losses	(50,575)				(50,575)
Net income	45,234			45,234
Change in unrealized foreign currency translation adjustments	98				98
Balance at Dec. 31, 2018	$ 1,404,542	$ 2,500	$ 140,529	1,202,244	59,269
Cumulative effect of change in accounting principle				$ 39,990	$ (33,473)